Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Bank of America Corp.12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Bacardi Ltd.05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | JPMorgan Chase & Co.10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Morgan Stanley04/18/2030 5.656% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Centene Corp.07/15/2028 2.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Peachtree Corners Funding Trust02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Wells Fargo & Co.10/23/2029 6.303% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Principal Life Global Funding II11/21/2024 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | CenterPoint Energy, Inc.08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | U.S. Treasury06/30/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Corporate Bonds & Notes[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 | U.S. Treasury Obligations[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Bank of America Corp.12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Bacardi Ltd.05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | JPMorgan Chase & Co.10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Morgan Stanley04/18/2030 5.656% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Centene Corp.07/15/2028 2.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Peachtree Corners Funding Trust02/15/2025 3.976% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Wells Fargo & Co.10/23/2029 6.303% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Principal Life Global Funding II11/21/2024 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | CenterPoint Energy, Inc.08/10/2026 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | U.S. Treasury06/30/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Corporate Bonds & Notes[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 | U.S. Treasury Obligations[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%